ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2019
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES

Renren Inc. was incorporated in the Cayman Islands. Renren Inc, its consolidated subsidiaries, variable interest entities ("VIEs") and VIEs’ subsidiaries (collectively referred to as the "Company") are primarily engaged in the business of used car trading which represents the majority of the Company’s revenue and its SaaS business, which includes all-in-one real estate solution provider, Chime. Prior to 2018, the Company was also engaged in the operation of its social networking internet platform ("SNS") through which it provided online advertising services and internet value-added services ("IVAS") as well as the operation of a financial services platform to provide internet finance services. During the years ended December 31, 2017, the Company gradually stopped providing its internet finance services to focus on its used car business. Additionally, during the year ended December 31, 2018, the Company disposed of its SNS business as well as of OPI as further described below.

Disposal of SNS business

In December 2018, the Company disposed all of its tangible and intangibles assets related to www.renren.com and its related SNS business. The disposal of its SNS business represented a strategic shift and had a major effect on the Company’s results of operations. Accordingly, revenues and expenses and cash flows related to the SNS business have been reclassified in the accompanying consolidated financial statements as discontinued operations for all periods presented. The consolidated statements of operations and consolidated statements of cash flows for the years ended December 31, 2017 and 2018 have been adjusted to reflect this change. Refer to Note 4 for further details.

Disposal of Oak Pacific Investment ("OPI")

On April 30, 2018, the Company announced a series of transactions that included a cash dividend by the Company and a private placement by its subsidiary OPI. The OPI transaction was undertaken to reduce the number and aggregate size of the Company’s long-term investments. At the time of the disposal, OPI held the Company’s ZenZone advertising agency business as well as the majority of the Company’s long-term investments. The private placement closed on June 21, 2018 and the Company completed the payment of the special cash dividend shortly thereafter. As a result, the Company deconsolidated OPI on June 21, 2018. The disposal of OPI represented a strategic shift and had a major effect on the Company’s results of operations. Accordingly, revenues and expenses and cash flows related to OPI have been reclassified in the accompanying consolidated financial statements as discontinued operations for all periods presented. The consolidated statements of operations and consolidated statements of cash flows for the years ended December 31, 2017 and 2018 have been adjusted to reflect this change. Refer to Note 4 for further details.

The Kaixin Offering

On November 2, 2018, Kaixin Auto Group ("Kaixin"), a wholly owned subsidiary of Renren Inc, Kaixin Auto Holdings ("KAH"), a blank check company formed for the purpose of entering into a merger with one or more businesses and listed on the NASDAQ stock market (formerly called CM Seven Star Acquisition Corporation) and Renren Inc. agreed to a reverse merger under the terms of a definitive share exchange agreement (the " Merger"). Pursuant to a series of transactions that closed on April 30, 2019, KAH acquired 100% of the issued and outstanding shares of Kaixin from Renren in exchange for an initial consideration of approximately 25 million KAH shares upon the consummation of the Merger. The transaction resulted in Renren Inc. acquiring a controlling interest of KAH and the decrease in Renren Inc's ownership interest in Kaixin from 100% to 69% upon the consummation of the Merger. The Merger resulted in the separate listing of Kaixin on the NASDAQ under the ticker symbol KXIN. The transaction was accounted for as an equity transaction, and no gain or loss was recognized in the Company's consolidated financial statements. The carrying amount of the noncontrolling interest was adjusted to reflect the change in Renren Inc's ownership interest in Kaixin.

Additionally, 3.3 million indemnification shares were issued by KAH and held in escrow. Renren may be entitled to receive such shares if it meets the indemnification condition from May 1, 2019 to April 30, 2021.

Further, 19.5 million earnout shares were issued by KAH and held in escrow. Renren may be entitled to receive earnout shares as follows: (1) if KAH’s gross revenue for the year ended December 31, 2019 is greater than or equal to RMB5 billion, Renren is entitled to receive 1,950,000 ordinary shares of KAH; (2) if KAH’s adjusted EBITDA as defined in the definitive share exchange agreement for the year ended December 31, 2019 is greater than or equal to RMB150 million, Renren is entitled to receive 3,900,000 ordinary shares of KAH, increasing proportionally to 7,800,000 ordinary shares if KAH’s adjusted EBITDA is greater than or equal to RMB200 million; and (3) if KAH’s adjusted EBITDA for the year ended December 31, 2020 is greater than or equal to RMB340 million, Renren is entitled to receive 4,875,000 ordinary shares of KAH, increasing proportionally to 9,750,000 ordinary shares if KAH’s adjusted EBITDA is greater than or equal to RMB480 million.

Notwithstanding the Revenue and Adjusted EBITDA achieved by KAH for any period, Renren will receive the 2019 earnout shares if the stock price of KAH is higher than $13.00 for any sixty days in any period of ninety consecutive trading days during an fifteen month period following the closing, and will receive the 2019 earnout shares and the 2020 earnout shares if the stock price of KAH is higher than $13.50 for any sixty days in any period of ninety consecutive trading days during a thirty month period following the closing.

The earnout shares will be cancelled if they are not transferred to Renren pursuant to the earnout provisions by October 2021. As of December 31, 2019, the operating results of KAH or the stock price did not meet the above conditions for the earnout shares.

On January 28, 2019, Kaixin, KAH and Kunlun Tech Limited ("Kunlun"), entered into a convertible loan agreement. According to the agreement, Kunlun advanced US$20 million to Kaixin on January 28, 2019, which is subject to an annual interest rate stipulated by the Peoples Bank of China for the corresponding period, which is at 4.35% as of January 28, 2019. If there was a closing of the Merger before May 31, 2019, the interest would be waived and the US$20 million loan would be automatically converted into KAH's units ("Unit") at the closing date at a price of US$10.00 per Unit. Each Unit represents one ordinary share of KAH, one half of a redeemable warrant of KAH with a striking price of US$11.50 ("Warrant"), and a right to 1/10 of an ordinary share of KAH ("Right"). The USD20 million would become due if the Merger could not be closed by May 31, 2019.

The Company assessed the contingent conversion feature and determined that this feature did not meet the definition of a derivative instrument because the settlement terms involved the gross delivery of the underlying securities, which were not readily convertible to cash. The Company then assessed whether the beneficial conversion feature guidance was applicable and concluded the convertible loan contains a contingent beneficial conversion feature. Upon the closing of the Merger, the contingency was resolved and the convertible loan, which consists of $20,000 principal and $219 accrued interest, was automatically converted into 2,000,000 Units. Accordingly, a contingent beneficial conversion feature of $2,128 was recognized as additional interest expense, which represents the difference between the conversion price and the fair value of the KAH's ordinary share, one half of a warrant and a right on the commitment date.

On April 25, 2019, Kaixin, KAH and 58.com Holdings Inc. (58.com) entered into a convertible loan, pursuant to which 58.com agreed to advance $1 million to Kaixin, which is subject to an annual interest rate stipulated by the Peoples Bank of China for the corresponding period, which is at 4.35%% as of April 25, 2019. If there was a closing of the Merger before May 31, 2019, the interest would be waived and the US$1 million loan would be automatically converted into KAH's ordinary shares at a price of US$10.00 per share. Upon the closing of the Merger, 58.com remitted the $1 million to Kaixin, was automatically converted into 100,000 ordinary shares of KAH. The conversion feature is not bifurcated due to its indexed to KAH's own stock and there was no beneficial conversion feature.

At the closing of the Merger, KAH issued 750,000 units to E&A Callet Investment Limited ("E&A Callet") for US$7,500, which consists of 750,000 KAH’s ordinary shares, 375,000 Warrants, and Rights that converted into 75,000 KAH’s ordinary shares at the same time.

As of December 31, 2019, Renren Inc.’s major subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

	Later of date		Percentage of
	of incorporation	Place of	legal ownership
Name of Subsidiaries	or acquisition	incorporation	by Renren Inc.	Principal activities
Subsidiaries:
Chime Technologies, Inc.	September 7, 2012	USA	100%	SaaS business
Trucker Path Inc.	December 28, 2017	USA	100%	Internet business
Lucrativ Inc.	January 22, 2018	USA	100%	SaaS business
Lofty US, Inc.	December 21, 2019	USA	100%	SaaS business
Renren Giantly Philippines Inc.	March, 2018	Philippines	100%	SaaS business
Qianxiang Shiji Technology Development (Beijing) Co., Ltd. ("Qianxiang Shiji")	March 21, 2005	PRC	100%	Investment holding
Shanghai Renren Automobile Technology Co., Ltd	August 18, 2017	PRC	69%	Investment holding

	Later of date		Percentage of
	of incorporation	Place of	legal ownership
Name of Subsidiaries	or acquisition	incorporation	by Renren Inc.	Principal activities
Variable Interest Entities:
Beijing Qianxiang Tiancheng Technology Development Co., Ltd. ("Qianxiang Tiancheng")	October 28, 2002	PRC	N/A	Internet business
Shanghai Qianxiang Changda Internet Information Technology Development Co., Ltd. ("Shanghai Changda")	October 25, 2010	PRC	N/A	Automobile business
Shanghai Jieying Automobile Sales Co., Ltd. ("Shanghai Jieying")	Feburay 27, 2017	PRC	N/A	Automobile business

Subsidiaries of Variable Interest Entities:
Beijing Qianxiang Wangjing Technology Development Co., Ltd. ("Qianxiang Wangjing")	November 11, 2008	PRC	N/A	Internet business
Beijing Kirin Wings Technology Development Co., Ltd.	January 16, 2013	PRC	N/A	Internet business
Jieying Baolufeng Automobile Sales (Shenyang) Co., Ltd.	June 14, 2017	PRC	N/A	Automobile business
Chongqing Jieying Shangyue Automobile Sales Co., Ltd.	July 3, 2017	PRC	N/A	Automobile business
Jiangsu Jieying Ruineng Automobile Sales Co., Ltd.	May 16, 2017	PRC	N/A	Automobile business
Dalian Yiche Jieying Automobile Sales Co., Ltd.	June 27, 2017	PRC	N/A	Automobile business
Henan Jieying Hengxin Automobile Sales Co., Ltd.	June 29, 2017	PRC	N/A	Automobile business
Shanxi Jieying Weilan Automobile Sales and Service Co., Ltd.	March 13, 2018	PRC	N/A	Automobile business
Shandong Jieying Huaqi Automobile Service Co., Ltd.	July 20, 2017	PRC	N/A	Automobile business
Neimenggu Jieying Kaihang Automobile Sales Co., Ltd.	July 14, 2017	PRC	N/A	Automobile business
Hangzhou Jieying Yifeng Automobile Sales Co., Ltd.	August 1, 2017	PRC	N/A	Automobile business
Jilin Jieying Taocheguan Automobile Sales Co., Ltd.	October 31, 2017	PRC	N/A	Automobile business
Suzhou Jieying Chemaishi Automobile Sales Co., Ltd.	October 27, 2017	PRC	N/A	Automobile business
Cangzhou Jieying Bole Automobile Sales Co., Ltd.	August 10, 2017	PRC	N/A	Automobile business
Shanghai Jieying Diyi Automobile Sales Co., Ltd.	October 19, 2017	PRC	N/A	Automobile business
Ningxia Jieying Xianzhi Automobile Sales Co., Ltd.	July 26, 2017	PRC	N/A	Automobile business
Wuhan Jieying Chimei Automobile Sales Co., Ltd.	November 20, 2017	PRC	N/A	Automobile business

The VIE arrangements

PRC regulations currently limit direct foreign ownership of business entities providing automobile sales, value-added telecommunications services, online advertising services and internet services in the PRC where certain licenses are required for the provision of such services. To comply with these PRC regulations, the Company conducts substantially all of its businesses through the VIE ,  Shanghai Jieying and Shanghai Changda, as well as their respective subsidiaries. Shanghai Jieying and Shanghai Changda are mainly engaged in the used car trading business. Historically, the Company provided  online advertising, IVAS and internet finance services through the VIE, Qianxiang Tiancheng. Shanghai Jieying, Shanghai Changda and Qianxiang Tiancheng are collectively referred to as the "VIEs".

Qianxiang Shiji ("WFOE"),  and Shanghai Renren Automotive Technology Co., Ltd, or Shanghai Automotive ("WFOE") (collectively referred to as the "WOFEs"), entered into a series of contractual arrangements with the VIEs that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the WOFEs are considered the primary beneficiary of the VIEs and has consolidated the VIEs’ financial results of operations, assets and liabilities in the Company’s consolidated financial statements. In making the conclusion that the Company is the primary beneficiary of the VIEs, the Company believes the Company's rights under the terms of the exclusive option agreement and power of attorney are substantive given the substantive participating rights held by SB Pan Pacific Corporation as it relates to operating matters, which provide it with a substantive kick out right.

More specifically, the Company believes the terms of the contractual agreements are valid, binding and enforceable under PRC laws and regulations currently in effect. In particular the Company also believes that the minimum amount of consideration permitted by the applicable PRC law to exercise the exclusive option does not represent a financial barrier or disincentive for the Company to currently exercise its rights under the exclusive option agreement. A simple majority vote of the Company's board of directors is required to pass a resolution to exercise the Company's rights under the exclusive option agreement, for which the consent from Mr. Joe Chen, who holds the most voting interests in the Company and is also the Company's chairman and CEO, is not required. The Company's rights under the exclusive option agreement give the Company the power to control the shareholders of the VIEs and thus the power to direct the activities that most significantly impact the VIEs’ economic performance. In addition, the Company’s rights under the powers of attorney also reinforce the Company’s abilities to direct the activities that most significantly impact the VIEs’ economic performance. The Company also believes that this ability to exercise control ensures that the VIEs will continue to execute and renew service agreements and pay service fees to the Company. By charging service fees at the sole discretion of the Company, and by ensuring that service agreements are executed and renewed indefinitely, the Company has the rights to receive substantially all of the economic benefits from the VIEs.

The VIEs and their subsidiaries hold the requisite licenses and permits necessary to conduct the Company’s business under the current business arrangements.

The contractual agreements below provide the Company with the power to direct the activities that most significantly affect the economic performance of the VIEs and enable the Company to receive substantially all of economic benefits and absorb the losses of the VIEs.

(1)

Power of Attorney: WFOEs hold irrevocable power of attorney executed by the legal owners of the VIEs to exercise their voting rights on, including but not limited to dividend declaration, all matters at meetings of the legal owners of the VIEs and through such power of attorney has the right to control the operations of the VIEs. The power of attorney for Qianxiang Tiancheng will remain in force for ten years until December 22, 2020, and will be automatically renewed upon the extension of the terms of the relevant business operations agreements until the earlier of the following events: (i) nominee loses his/her position in Qianxiang Shiji or Qianxiang Shiji issue a written notice to dismiss or replace nominee; and (ii) the business operations agreements among Qianxiang Shiji, Qianxiang Tiancheng and Qianxiang Tiancheng’s shareholders terminate or expire. The power of attorney for Shanghai Jieying and Shanghai Changda became effective on August 18, 2017 and will remain effective as long as Shanghai Jieying and Shanghai Changda exist. The shareholders of Shanghai Jieying or Shanghai Changda do not have the right to terminate or revoke the power of attorney without the prior written consent of Shanghai Automotive.

(2)

Business Operations Agreement: The business operations agreements specifically and explicitly grant WFOEs the principal operating decision making rights, such as appointment of the directors and executive management, of the VIEs.

The terms of the business operations agreements for Qianxiang Tiancheng, Shanghai Jieying and Shanghai Changda are ten years and will be extended automatically for another ten years unless the WFOEs provide a 30‑day advance written notice to the VIEs and to each of the VIEs’ shareholders requesting not to extend the term three months prior to the expiration dates of December 22, 2020,  August 17, 2027 and August 17, 2027, respectively. Neither the VIEs nor any of the VIEs’ shareholders may terminate the agreements during the terms or the extensions of the terms.

(3)

Exclusive Equity Option Agreement: Under the exclusive equity option agreement, the WFOEs have the exclusive right to purchase the equity interests of the VIEs from the registered legal equity owners as far as PRC regulations permit a transfer of legal ownership to foreign ownership. The WFOEs can exercise the purchase right at any portion and any time in the 10‑year agreement period.

Without the WFOE’s consent, the VIEs’ shareholders shall not transfer, donate, pledge, or otherwise dispose their equity shareholdings in the VIEs in any way. The equity option agreement will remain in full force and effect until the earlier of: (i) the date on which all of the equity interests in the VIEs have been acquired by the respective WFOE or its designated representative(s); or (ii) the receipt of the 30‑day advance written termination notice issued by the respective WFOE to the shareholders of the VIEs. The term of these agreements will be automatically renewed upon the extension of the term of the relevant exclusive equity option agreement.

(4)

Spousal Consent Agreement: The spouse of each of the shareholders of Qianxiang Tiancheng acknowledged that certain equity interests of Qianxiang Tiancheng held by and registered in the name of his/her spouse will be disposed of pursuant to the equity option agreements. These spouses understand that such equity interests are held by their respective spouse on behalf of Qianxiang Shiji, and they will not take any action to interfere with the disposition of such equity interests, including, without limitation, claiming that such equity interests constitute communal property of marriage.

The spouse of each of the shareholders of Shanghai Jieying and Shanghai Changda acknowledged that certain equity interests of Shanghai Jieying and Shanghai Changda, held by and registered in the name of his/her spouse would be disposed of pursuant to the loan agreement, equity option agreement and equity interest pledge agreement of which they were respectively a party, and they will not take any action to interfere with such arrangement, including claiming that such equity interests constitute property or communal property between his/her spouse and himself/herself.

(5)

Exclusive Technical and Consulting Services Agreement: The WFOEs and registered shareholders irrevocably agree that the WFOEs shall be the exclusive technology service provider to the VIEs in return for a service fee which is determined at the sole discretion of the WFOEs.

The term of each of agreement is ten years and will be extended automatically for another ten years unless terminated by the WFOEs. The WFOEs can terminate the agreement at any time by providing a 30‑day prior written notice. Qianxiang Tiancheng, Shanghai Jieying and Shanghai Changda are not permitted to terminate the agreements prior to the expiration of the terms by December 22, 2020, August 17, 2027 and August 17, 2027, respectively, unless the WFOEs fail to comply with any of their obligations under this agreement and such breach makes the WFOEs unable to continue to perform the agreements.

(6)

Intellectual Property License Agreement: The WFOEs and registered shareholders agree that the WFOEs shall have the exclusive right to license its intellectual property rights to the VIEs in return for a license fee. The license fee is determined at the discretion of the Company. The term of these agreements will be automatically renewed upon the extension of the term of the relevant intellectual property license agreement.

The term of the agreement will be extended for another five years with both parties’ consents. The WFOEs may terminate the agreement at any time by providing a 30‑day prior written notice. Any party may terminate the agreement immediately with written notice to the other party if the other party materially breaches the relevant agreement and fails to cure its breach within 30 days from the date it receives the written notice specifying its breach from the non-breaching party. The parties will review the agreement every three months and determine if any amendment is needed.

(7)

Loan Agreements: Under loan agreements between the WFOEs and each of the shareholders of the VIEs, the WFOEs made interest-free loans to the shareholders exclusively for the purpose of the initial capitalization and the subsequent financial needs of the VIEs. The loans can only be repaid with the proceeds derived from the sale of all of the equity interests in the VIEs to the WFOEs or their designated representatives pursuant to the equity option agreements. The term of each of these loans is ten years from the actual drawing down of such loans by the shareholders of the VIEs, and will be automatically extended for another ten years unless a written notice to the contrary is given by the WFOEs to the shareholders of the VIEs three months prior to the expiration of the loan agreements.

(8)

Equity Interest Pledge Agreement: Shareholders of the VIEs have pledged all of their equity interests in the VIEs with their respective WFOEs and the WFOEs are entitled to certain rights to sell the pledged equity interests through auction or other means if the VIEs or the shareholders default in their obligations under other above-stated agreements.

These agreements are substantially the same, and that the equity interest pledge has become effective and will expire on the earlier of: (i) the date on which the VIEs and their shareholders have fully performed their obligations under the loan agreements, the exclusive technical service agreement, the intellectual property right license agreement and the equity option agreements; (ii) the enforcement of the pledge by the WFOEs pursuant to the terms and conditions under this agreement to fully satisfy its rights under such agreements; or (iii) the completion of the transfer of all equity interests of the VIEs by the shareholders of the VIEs to another individual or legal entity designated by the WFOEs pursuant to the equity option agreement and no equity interests of the VIEs are held by such shareholders.

Risks in relation to the VIE structure

The Company and the Company’s legal counsel believe that Qianxiang Shiji’s and Shanghai Automotive’s contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	Revoke the business and operating licenses of the WFOEs, the VIEs and their subsidiaries;
•	Discontinue or restrict the operations of any related-party transactions among the WFOEs, the VIEs and their subsidiaries;
•	Impose fines or other requirements on the WFOEs, the VIEs and their subsidiaries;
•	Require the WFOEs, the VIEs and their subsidiaries to revise the relevant ownership structure or restructure operations; and/or
•	Restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance the Company’s business and operations in China.

The Company’s ability to conduct its used car trading business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Company may not be able to consolidate the VIEs and the VIEs’ subsidiaries in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and the VIEs’ subsidiaries and shareholders, and it may lose the ability to receive economic benefits from the VIEs and the VIEs’ subsidiaries.

Certain shareholders of the VIEs are also shareholders of the Company. The interests of the shareholders of the VIEs may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so. The Company cannot assure that when conflicts of interest arise, shareholders of the VIEs will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of the VIEs may encounter in their capacity as beneficial owners and directors of the VIEs. The Company believes the shareholders of the VIEs will not act contrary to any of the contractual arrangements and the exclusive option agreements provide the Company with a mechanism to remove the current shareholders of the VIEs as beneficial shareholders of the VIEs should they act to the detriment of the Company. The Company relies on the current shareholders of VIEs whom also are directors and executive officers of the Company, to fulfill their fiduciary duties and abide by laws of Cayman Islands and act in the best interest of the Company or that conflicts will be resolved in the Company’s favor. If the Company cannot resolve any conflicts of interest or disputes between the Company and the shareholders of the VIEs, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The Company’s ability to control the VIEs also depends on the power of attorney that the WFOEs have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

The following financial statement balances and amounts of the Company’s VIEs were included in the accompanying consolidated financial statements after elimination of intercompany balances and transactions between the offshore companies, WFOEs, VIEs and VIEs’ subsidiaries. As of December 31, 2018 and 2019, the balance of the amounts payable by the VIEs and their subsidiaries to the WFOEs related to the service fees were $ nil.

	As of December 31,
	2018	2019

Cash and cash equivalents	$9,363	$1,344
Short-term investment	—	1,436
Accounts receivable, net	2,215	421
Inventory	57,859	20,598
Prepaid expenses and other current assets	46,247	28,620
Amounts due from related parties	20,008	688

Total current assets	135,692	53,107

Property and equipment, net	489	329
Long-term investments	1,900	1,799
Goodwill	64,364	—
Amount due from a related party - non-current	40,000	40,000
Restricted cash – non-current	363	358
Right-of-use assets	—	2,813
Other non-current assets	747	660

Total non-current assets	107,863	45,959

Total assets	$243,555	$99,066

Accounts payable	$6,849	$4,448
Short-term debt (including short-term debt of the consolidated VIEs with recourse to Renren Inc. of $7,900 as of December 31, 2019)	29,816	18,077
Accrued expenses and other current liabilities	19,135	22,859
Operating lease liabilities - current	—	1,441
Payable to investors	15	14
Amounts due to related parties	28	774
Deferred revenue	3,099	15
Contingent consideration	11,929	—
Income tax payable	10,920	9,116

Total current liabilities	81,791	56,744

Long-term contingent consideration	88,098	—
Operating lease liabilities - non-current	—	810
Total non-current liabilities	88,098	810

Total liabilities	$169,889	$57,554

	Years ended December 31,
	2017	2018	2019

Revenues	$153,759	$486,388	$339,210
Loss from continuing operations	$(19,250)	$(82,304)	$(74,104)
Loss from discontinued operations	$(22,995)	$(5,220)	$—

	Years ended December 31,
	2017	2018	2019

Net cash used in operating activities	$(146,911)	$(14,403)	$(5,118)
Net cash provided by (used in) investing activities	$22,943	$(11,441)	$8,667
Net cash provided by (used in) financing activities	$37,208	$27,018	$(11,545)

The VIEs contributed an aggregate of 88.1%,  97.6% and 97.0% of the consolidated  revenues for the years ended December 31, 2017, 2018 and 2019, respectively. As of December 31, 2018 and 2019, the VIEs accounted for an aggregate of 55.7% and 43.8%, respectively, of the consolidated total assets, and 66.3% and 56.2%, respectively, of the consolidated total liabilities. The assets not associated with the VIEs primarily consist of cash and cash equivalents, restricted cash, amounts due from related parties - non-current, and long-term investments.

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations and can only be used to settle the VIEs’ obligations. There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, which require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of its net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 25 for disclosure of restricted net assets.